Provisions - Disclosure of Product Warranty (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provisions for product warranty and others	$ 6,506	$ 8,050
Current	4,174	4,812
Non-current	2,332	3,238
Other provisions	$ 6,506	$ 8,050	$ 15,630	$ 17,562